Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2017
Description of Business and Basis of Presentation
Description of Business and Basis of Presentation

1. Description of Business and Basis of Presentation

KapStone Paper and Packaging Corporation, or the “Company,” produces and sells a variety of containerboard, corrugated products and specialty paper products in the United States and globally. The Company was incorporated on April 15, 2005 in Delaware.

On June 1, 2015, the Company acquired 100 percent of the partnership interests in Victory Packaging, L.P. and its subsidiaries (“Victory”).  As a result of the Victory acquisition, the accompanying consolidated financial statements are not comparative. The accompanying consolidated financial statements include the results of Victory since the date of its acquisition, see Note 4 “Victory Acquisition”.

In these consolidated financial statements, certain amounts in prior periods have been reclassified to conform to the current period presentation.  The Company adopted Accounting Standards Update (“ASU”) No. 2017-07 during the interim period ended March 31, 2018.  This reclassification did not affect the Company’s net income, earnings per share, financial position, or cash flows.

Principles of Consolidation—The consolidated financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Use of Estimates—The preparation of financial statements and related disclosures requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Although these estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future, actual results may be different from the estimates.

Recently Adopted Accounting Standards — In July 2015, the Financial Accounting Standard’s Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-11, “Simplifying the Measurement of Inventory”, which is intended to simplify the subsequent measurement of inventories by replacing the current lower of cost or market test with a lower of cost and net realizable value test.  The guidance applies only to inventories for which cost is determined by methods other than last-in first-out and the retail inventory method.  Application of the standard, which should be applied prospectively, is required for the annual and interim periods beginning after December 15, 2016.  We adopted ASU 2015-11 during the interim period ended March 31, 2017, and it had no material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, “Improvements to Employee Share-Based Payment Accounting”, which requires all income tax effects of awards to be recognized in the income statement when the awards vest or are settled. It also allows an employer to repurchase more of an employee’s shares than previously allowed for tax withholding purposes without triggering liability accounting and to make a policy election to account for forfeitures as they occur.  The guidance is effective for public business entities for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. We adopted ASU 2016-09 prospectively during the interim period ended March 31, 2017.  The adoption of this ASU increased the Company’s provision for income taxes by $0.1 million for the year ended December 31, 2017.  The Company has elected to continue recognizing estimated forfeitures over the vesting term of the awards.

In March, 2017, the FASB issued ASU No. 2017-07, “Compensation—Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost.” This ASU applies to all employers that offer to their employees defined benefit pension plans, other postretirement benefit plans, or other types of benefits accounted for under Topic 715, Compensation—Retirement Benefits. The ASU requires that an employer report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. If a separate line item or items are used to present the other components of net benefit cost, that line item or items must be appropriately described. If a separate line item or items are not used, the line item or items used in the income statement to present the other components of net benefit cost must be disclosed. The ASU also allows only the service cost component to be eligible for capitalization when applicable (e.g., as a cost of internally manufactured inventory or a self-constructed asset). Effective January 1, 2018, the Company adopted ASU 2017-07 applying the allowable practical expedient by using the amounts disclosed in the pension and other postretirement benefit plan footnote for the prior comparative periods as the estimation basis for applying the retrospective presentation requirements to the periods presented.  This resulted in a $5.9 million, $5.6 million and $12.2 million reclassification between cost of sales, excluding depreciation and amortization, and pension income in the Company’s Consolidated Statements of Comprehensive Income for the years ended December 31, 2017, 2016 and 2015, respectively. This reclassification did not affect the Company’s net income, earnings per share, financial position, or cash flows.